SELECTED QUARTERLY FINANCIAL DATA SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jan. 03, 2015
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Quarter
(Millions of Dollars, except per share amounts)	First	Second	Third	Fourth	Year
2014
Net sales	$2,617.1	$2,860.1	$2,878.9	$2,982.5	$11,338.6
Gross profit	956.4	1,048.6	1,046.6	1,051.1	4,102.7
Selling, general and administrative expenses	640.6	655.9	641.1	658.3	2,595.9
Net earnings from continuing operations	169.9	222.7	246.1	219.0	857.7
Less: Net earnings (loss) attributable to non-controlling interest	0.2	0.9	(0.3)	(0.3)	0.5
Net earnings from continuing operations attributable to Stanley Black & Decker, Inc.	169.7	221.8	246.4	219.3	857.2
Net loss from discontinued operations	(7.8)	(5.3)	(9.7)	(73.5)	(96.3)
Net earnings attributable to Stanley Black & Decker, Inc.	$161.9	$216.5	$236.7	$145.8	$760.9
Basic earnings (loss) per common share:
Continuing operations	$1.09	$1.42	$1.57	$1.41	$5.49
Discontinued operations	(0.05)	(0.03)	(0.06)	(0.47)	(0.62)
Total basic earnings per common share	$1.04	$1.38	$1.51	$0.94	$4.87
Diluted earnings (loss) per common share:
Continuing operations	$1.07	$1.39	$1.53	$1.37	$5.37
Discontinued operations	(0.05)	(0.03)	(0.06)	(0.46)	(0.60)
Total diluted earnings per common share	$1.02	$1.36	$1.47	$0.91	$4.76
2013
Net sales	$2,448.1	$2,830.0	$2,730.8	$2,880.6	$10,889.5
Gross profit	900.0	997.3	979.6	1,026.8	3,903.7
Selling, general and administrative expenses	658.6	672.1	663.0	696.9	2,690.6
Net earnings from continuing operations	83.5	195.9	169.2	70.4	519.0
Less: Net (loss) earnings attributable to non-controlling interest	(0.4)	(0.3)	(0.2)	(0.1)	(1.0)
Net earnings from continuing operations attributable to Stanley Black & Decker, Inc.	83.9	196.2	169.4	70.5	520.0
Net loss from discontinued operations	(2.8)	(9.1)	(3.4)	(14.4)	(29.7)
Net earnings attributable to Stanley Black & Decker, Inc.	$81.1	$187.1	$166.0	$56.1	$490.3
Basic earnings (loss) per common share:
Continuing operations	$0.54	$1.26	$1.09	$0.45	$3.35
Discontinued operations	(0.02)	(0.06)	(0.02)	(0.09)	(0.19)
Total basic earnings per common share	$0.52	$1.21	$1.07	$0.36	$3.16
Diluted earnings (loss) per common share:
Continuing operations	$0.53	$1.24	$1.07	$0.44	$3.28
Discontinued operations	(0.02)	(0.06)	(0.02)	(0.09)	(0.19)
Total diluted earnings per common share	$0.51	$1.18	$1.04	$0.35	$3.09
The quarterly amounts above have been adjusted for the Security segment's Spain and Italy operations as well as for two small businesses within the Security and Industrial segments, which have been excluded from continuing operations and are reported as discontinued operations. Refer to Note T, Discontinued Operations, of the Notes to Consolidated Financial Statements in Item 8 for further discussion.
During 2014, the Company recognized $54 million ($49 million after tax), or $0.30 per diluted share, in charges on continuing operations associated with merger and acquisitions-related charges related primarily to integration and consulting costs, as well as employee-related matters.

The impact of these merger and acquisition-related charges and effect on diluted earnings per share by quarter was as follows:

Merger and Acquisition-Related Charges	Diluted EPS Impact
• Q1 2014 — $4 million ($3 million after-tax)	$0.02 per diluted share
• Q2 2014 — $4 million ($9 million after-tax)	$0.06 per diluted share
• Q3 2014 — $6 million ($6 million after-tax)	$0.04 per diluted share
• Q4 2014 — $40 million ($31 million after-tax)	$0.19 per diluted share
During 2013, the Company recognized $390 million ($270 million after tax), or $1.70 per diluted share, in charges on continuing operations associated with merger and acquisitions-related charges related primarily to the Black & Decker merger and Niscayah and Infastech acquisitions, including facility closure-related charges, employee-related charges and integration costs, as well as a restructuring reversal due to the termination of a previously approved restructuring action. Other charges relate to the loss on extinguishment of debt.

Merger and Acquisition-Related Charges	Diluted EPS Impact
• Q1 2013 — $106 million ($81 million after-tax)	$0.51 per diluted share
• Q2 2013 — $5 million (($4) million after-tax)	($0.03) per diluted share
• Q3 2013 — $67 million ($51 million after-tax)	$0.32 per diluted share
• Q4 2013 — $212 million ($142 million after-tax)	$0.89 per diluted share